Long-Term Incentive Plans (LTIPs) - 2018 HeadHunter Unit Option Plan Movement (Details) ₽ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021 RUB (₽)	Dec. 31, 2021 RUB (₽) Options	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Management incentive agreement
Social taxes payable		₽ 7,453	₽ 4,068
2018 Unit Option Plan
Management incentive agreement
Incremental fair value	₽ 104,497
2018 HeadHunter Unit Option Plan
Management incentive agreement
Expense from equity-settled awards		49,503	65,953	₽ 33,196
Social taxes		37,233	8,262	₽ 1,746
Social taxes payable		₽ 47,240	₽ 10,007
2018 HeadHunter Unit Option Plan | Award Series 1
Management incentive agreement
Outstanding at beginning of the period (units)		300	300
Forfeited during the period (units)		(26)
Outstanding at end of the period (units)		300	300	300
2018 HeadHunter Unit Option Plan | Award Series 2 and 3
Management incentive agreement
Outstanding at beginning of the period (units)		71
Granted during the period (units)			74
Modified during the period		(68)
Forfeited during the period (units)		(3)	(3)
Outstanding at end of the period (units)			71
2018 HeadHunter Unit Option Plan | Award Series 3
Management incentive agreement
Outstanding at end of the period (units) | Options		33